Financial Assets at Amortised Cost (Details) - Schedule of amortized value and the corresponding ECL - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Assets at Amortised Cost (Details) - Schedule of amortized value and the corresponding ECL [Line Items]
Gross carrying amount, Beginning balance	$ 4,692,441
Gross carrying amount, Ending balance	4,868,485	4,692,441
Expected credit losses allowances, Ending balance	1,153,267	1,051,434
New financial assets purchased		4,680,639
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)
Changes due to modifications not derecognised	176,044	11,802
Other adjustments
ECL [Member]
Financial Assets at Amortised Cost (Details) - Schedule of amortized value and the corresponding ECL [Line Items]
Expected credit losses allowances, Beginning balance	711
Expected credit losses allowances, Ending balance	894	711
New financial assets purchased		709
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)
Changes due to modifications not derecognised	183	2
Write-off
Other adjustments
Expected Credit Losses Stage1 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of amortized value and the corresponding ECL [Line Items]
Gross carrying amount, Beginning balance	4,692,441
Gross carrying amount, Ending balance	4,868,485	4,692,441
New financial assets purchased		4,680,639
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)
Changes due to modifications not derecognised	176,044	11,802
Other adjustments
Expected Credit Losses Stage1 [Member] | ECL [Member]
Financial Assets at Amortised Cost (Details) - Schedule of amortized value and the corresponding ECL [Line Items]
Expected credit losses allowances, Beginning balance	711
Expected credit losses allowances, Ending balance	894	711
New financial assets purchased		709
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)
Changes due to modifications not derecognised	183	2
Write-off
Other adjustments
Expected Credit Losses Stage 2 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of amortized value and the corresponding ECL [Line Items]
Gross carrying amount, Beginning balance
Gross carrying amount, Ending balance
New financial assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)
Changes due to modifications not derecognised
Other adjustments
Expected Credit Losses Stage 2 [Member] | ECL [Member]
Financial Assets at Amortised Cost (Details) - Schedule of amortized value and the corresponding ECL [Line Items]
Expected credit losses allowances, Beginning balance
Expected credit losses allowances, Ending balance
New financial assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)
Changes due to modifications not derecognised
Write-off
Other adjustments
Expected Credit Losses Stage 3 [Member]
Financial Assets at Amortised Cost (Details) - Schedule of amortized value and the corresponding ECL [Line Items]
Gross carrying amount, Beginning balance
Gross carrying amount, Ending balance
New financial assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)
Changes due to modifications not derecognised
Other adjustments
Expected Credit Losses Stage 3 [Member] | ECL [Member]
Financial Assets at Amortised Cost (Details) - Schedule of amortized value and the corresponding ECL [Line Items]
Expected credit losses allowances, Beginning balance
Expected credit losses allowances, Ending balance
New financial assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write-off)
Changes due to modifications not derecognised
Write-off
Other adjustments